Commission and Fee Income	12 Months Ended
Dec. 31, 2025
Commissions and Fee Income [Abstract]
Commissions and fee income	06 — Commissions and fee income

in € m.	2025	2024	2023
Net commission and fee income and expense:
Commissions and fee income	14,190	13,190	11,657
Commissions and fee expense	3,299	2,818	2,452
Net commission and fee income	10,891	10,372	9,206
Disaggregation of revenues by product type and business segment

	Dec 31, 2025
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	230	76	278	15	3	603
Commissions for assets under management	24	—	470	4,166	—	4,660
Commissions for other securities	484	25	39	—	—	549
Underwriting and advisory fees	49	1,769	8	—	13	1,839
Brokerage fees	23	294	1,125	42	1	1,484
Commissions for local payments	587	5	860	—	1	1,453
Commissions for foreign commercial business	500	26	21	—	(40)	506
Commissions for foreign currency/ exchange business	4	—	6	—	—	10
Commissions for loan processing and guarantees[1]	608	521	138	—	3	1,269
Intermediary fees	34	1	435	—	11	481
Fees for sundry other customer services[1]	1,014	112	98	107	3	1,334
Total commissions and fee income	3,557	2,830	3,477	4,331	(5)	14,190
Commissions and fee expense						(3,299)
Net commission and fee income						10,891
[1] Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals

	Dec 31, 2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	215	54	265	16	—	550
Commissions for assets under management	20	—	416	3,805	—	4,242
Commissions for other securities	451	—	38	1	—	491
Underwriting and advisory fees	53	1,640	6	—	66	1,764
Brokerage fees	21	327	1,052	39	1	1,440
Commissions for local payments	550	13	909	—	(9)	1,464
Commissions for foreign commercial business	483	32	20	—	(34)	502
Commissions for foreign currency/ exchange business	6	—	4	—	—	10
Commissions for loan processing and guarantees[1]	575	487	270	—	1	1,334
Intermediary fees	30	1	402	—	11	444
Fees for sundry other customer services[1]	582	158	87	117	6	949
Total commissions and fee income	2,988	2,713	3,470	3,978	42	13,190
Commissions and fee expense						(2,818)
Net commission and fee income						10,372
Prior year’s comparatives aligned to presentation in the current year
[1] Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals

	Dec 31, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	204	55	247	11	(2)	515
Commissions for assets under management	18	—	362	3,527	—	3,907
Commissions for other securities	461	—	37	1	1	499
Underwriting and advisory fees	43	1,093	16	—	4	1,156
Brokerage fees	19	280	971	33	(20)	1,282
Commissions for local payments	488	—	995	—	1	1,484
Commissions for foreign commercial business	475	27	22	—	(27)	497
Commissions for foreign currency/ exchange business	6	—	4	—	—	10
Commissions for loan processing and guarantees[1]	530	446	230	—	1	1,207
Intermediary fees	28	3	364	—	10	405
Fees for sundry other customer services[1]	496	42	41	117	—	695
Total commissions and fee income	2,767	1,946	3,288	3,689	(33)	11,657
Commissions and fee expense						(2,452)
Net commission and fee income						9,206
Prior year’s comparatives aligned to presentation in the current year
[1] Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals
In 2025, the Group recognized performance fee revenue prior to receipt of actual distribution of € 165 million for the year ended December 31, 2025 (December 31, 2024: € 0 million), which has been recognized in the Consolidated
Statement of Income. This performance fee will only be received after realization of all related conditions. The actual amount at maturity depends on the realized values of the remaining fund assets.
As of December 31, 2025, there were performance obligations to be satisfied of € 173 million with a time band of four years from 2026 to 2029 (as of December 31, 2024, € 250 million with a time band of four years from 2025 to 2028) from alternative closed-end funds with cumulative distribution-based performance fees. The decrease in the obligation to be satisfied is attributable to the recognition of the performance fee mentioned above, partially offset by the further appreciation of the funds’ assets.
As of December 31, 2025 and December 31, 2024, the Group’s receivables from commission and fee income were
€ 1.1 billion and € 831 million respectively. As of December 31, 2025 and December 31, 2024, the Group’s contract liabilities associated with commission and fee income were € 73 million and € 84 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominantly relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services.
As a result, prior period balances of contract liabilities are generally recognized in revenue in the subsequent period.
There are some contracts where customer payment in exchange for services provided by the Group over the service period are not required until the end of the contract period. If the Group is virtually certain to receive payment at the end of the contract period, a contract asset and respective commission and fee income is recognized when services are performed. As of December 31, 2025 and 2024, the Group has recognized no material contract assets.